COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Other Miscellaneous assets	$ 831,142	$ 912,352
Loans to employees	263,922	202,414
Payments in advance	13,570	48,568
Retirement Plan	151,171	196,799
Works of art and collector's pieces	34,546	6,896
Non financial assets	$ 1,294,351	$ 1,367,029